Distribution Date:	12/17/25	Morgan Stanley Capital I Trust 2018-H3
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2018-H3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767YAU4	3.176000%	24,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767YAV2	3.997000%	62,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767YAW0	4.120000%	39,360,000.00	19,270,737.02	698,408.12	66,162.87	8,567.16	0.00	773,138.15	18,572,328.90	39.36%	30.00%
A-3	61767YAX8	3.919000%	38,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61767YAY6	3.914000%	275,000,000.00	192,457,274.29	15,945,599.44	627,731.47	136,466.32	0.00	16,709,797.23	176,511,674.85	39.36%	30.00%
A-5	61767YAZ3	4.177000%	278,376,000.00	278,376,000.00	0.00	968,980.46	0.00	0.00	968,980.46	278,376,000.00	39.36%	30.00%
A-S	61767YBC3	4.429000%	90,902,000.00	90,902,000.00	0.00	335,504.13	0.00	0.00	335,504.13	90,902,000.00	27.71%	21.13%
B	61767YBD1	4.620000%	44,810,000.00	44,810,000.00	0.00	172,518.50	0.00	0.00	172,518.50	44,810,000.00	21.97%	16.75%
C	61767YBE9	4.847505%	43,530,000.00	43,530,000.00	0.00	175,843.25	0.00	0.00	175,843.25	43,530,000.00	16.40%	12.50%
D	61767YAC4	3.000000%	30,727,000.00	30,727,000.00	0.00	76,817.50	0.00	0.00	76,817.50	30,727,000.00	12.46%	9.50%
E-RR	61767YAF7	4.847505%	20,485,000.00	20,485,000.00	0.00	82,750.95	0.00	0.00	82,750.95	20,485,000.00	9.84%	7.50%
F-RR	61767YAH3	4.847505%	24,326,000.00	24,326,000.00	0.00	98,267.01	0.00	0.00	98,267.01	24,326,000.00	6.72%	5.13%
G-RR	61767YAK6	4.847505%	10,242,000.00	10,242,000.00	0.00	41,373.46	0.00	0.00	41,373.46	10,242,000.00	5.41%	4.13%
H-RR	61767YAM2	4.847505%	16,644,000.00	16,644,000.00	0.00	67,234.90	0.00	0.00	67,234.90	16,644,000.00	3.28%	2.50%
J-RR	61767YAP5	4.847505%	25,606,358.00	25,606,358.00	0.00	81,643.67	0.00	0.00	81,643.67	25,606,358.00	0.00%	0.00%
V	61767YAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767YAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,024,238,358.00	797,376,369.31	16,644,007.56	2,794,828.17	145,033.48	0.00	19,583,869.21	780,732,361.75

X-A	61767YBA7	0.776023%	716,966,000.00	490,104,011.31	0.00	316,943.29	117,561.18	0.00	434,504.47	473,460,003.75
X-B	61767YBB5	0.355440%	135,712,000.00	135,712,000.00	0.00	40,197.88	0.00	0.00	40,197.88	135,712,000.00
X-D	61767YAA8	1.847505%	30,727,000.00	30,727,000.00	0.00	47,306.91	0.00	0.00	47,306.91	30,727,000.00
Notional SubTotal			883,405,000.00	656,543,011.31	0.00	404,448.08	117,561.18	0.00	522,009.26	639,899,003.75

Deal Distribution Total					16,644,007.56	3,199,276.25	262,594.66	0.00	20,105,878.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767YAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767YAW0	489.60205843	17.74410874	1.68096723	0.00000000	0.00000000	0.21766159	0.00000000	19.64273755	471.85794970
A-3	61767YAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61767YAY6	699.84463378	57.98399796	2.28265989	0.00000000	0.00000000	0.49624116	0.00000000	60.76289902	641.86063582
A-5	61767YAZ3	1,000.00000000	0.00000000	3.48083333	0.00000000	0.00000000	0.00000000	0.00000000	3.48083333	1,000.00000000
A-S	61767YBC3	1,000.00000000	0.00000000	3.69083331	0.00000000	0.00000000	0.00000000	0.00000000	3.69083331	1,000.00000000
B	61767YBD1	1,000.00000000	0.00000000	3.85000000	0.00000000	0.00000000	0.00000000	0.00000000	3.85000000	1,000.00000000
C	61767YBE9	1,000.00000000	0.00000000	4.03958764	0.00000000	0.00000000	0.00000000	0.00000000	4.03958764	1,000.00000000
D	61767YAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61767YAF7	1,000.00000000	0.00000000	4.03958750	0.00000000	0.00000000	0.00000000	0.00000000	4.03958750	1,000.00000000
F-RR	61767YAH3	1,000.00000000	0.00000000	4.03958768	0.00000000	0.00000000	0.00000000	0.00000000	4.03958768	1,000.00000000
G-RR	61767YAK6	1,000.00000000	0.00000000	4.03958797	0.00000000	0.00000000	0.00000000	0.00000000	4.03958797	1,000.00000000
H-RR	61767YAM2	1,000.00000000	0.00000000	4.03958784	0.00000000	0.00000000	0.00000000	0.00000000	4.03958784	1,000.00000000
J-RR	61767YAP5	1,000.00000000	0.00000000	3.18841399	0.85117376	25.85328105	0.00000000	0.00000000	3.18841399	1,000.00000000
V	61767YAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767YBA7	683.58054818	0.00000000	0.44206181	0.00000000	0.00000000	0.16397037	0.00000000	0.60603218	660.36604769
X-B	61767YBB5	1,000.00000000	0.00000000	0.29619989	0.00000000	0.00000000	0.00000000	0.00000000	0.29619989	1,000.00000000
X-D	61767YAA8	1,000.00000000	0.00000000	1.53958766	0.00000000	0.00000000	0.00000000	0.00000000	1.53958766	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	66,162.86	0.00	66,162.86	0.00	0.00	0.00	66,162.87	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/25 - 11/30/25	30	0.00	627,731.48	0.00	627,731.48	0.00	0.00	0.00	627,731.47	0.00
A-5	11/01/25 - 11/30/25	30	0.00	968,980.46	0.00	968,980.46	0.00	0.00	0.00	968,980.46	0.00
X-A	11/01/25 - 11/30/25	30	0.00	316,943.29	0.00	316,943.29	0.00	0.00	0.00	316,943.29	0.00
X-B	11/01/25 - 11/30/25	30	0.00	40,197.88	0.00	40,197.88	0.00	0.00	0.00	40,197.88	0.00
X-D	11/01/25 - 11/30/25	30	0.00	47,306.91	0.00	47,306.91	0.00	0.00	0.00	47,306.91	0.00
A-S	11/01/25 - 11/30/25	30	0.00	335,504.13	0.00	335,504.13	0.00	0.00	0.00	335,504.13	0.00
B	11/01/25 - 11/30/25	30	0.00	172,518.50	0.00	172,518.50	0.00	0.00	0.00	172,518.50	0.00
C	11/01/25 - 11/30/25	30	0.00	175,843.25	0.00	175,843.25	0.00	0.00	0.00	175,843.25	0.00
D	11/01/25 - 11/30/25	30	0.00	76,817.50	0.00	76,817.50	0.00	0.00	0.00	76,817.50	0.00
E-RR	11/01/25 - 11/30/25	30	0.00	82,750.95	0.00	82,750.95	0.00	0.00	0.00	82,750.95	0.00
F-RR	11/01/25 - 11/30/25	30	0.00	98,267.01	0.00	98,267.01	0.00	0.00	0.00	98,267.01	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	41,373.46	0.00	41,373.46	0.00	0.00	0.00	41,373.46	0.00
H-RR	11/01/25 - 11/30/25	30	0.00	67,234.90	0.00	67,234.90	0.00	0.00	0.00	67,234.90	0.00
J-RR	11/01/25 - 11/30/25	30	637,637.12	103,439.13	0.00	103,439.13	21,795.46	0.00	0.00	81,643.67	662,008.37
Totals			637,637.12	3,221,071.71	0.00	3,221,071.71	21,795.46	0.00	0.00	3,199,276.25	662,008.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	20,105,878.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,234,593.99	Master Servicing Fee	7,209.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,255.05
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	332.24
ARD Interest	0.00	Operating Advisor Fee	1,243.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	192.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,234,593.99	Total Fees	13,522.27

Principal		Expenses/Reimbursements
Scheduled Principal	698,407.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,717.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,077.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	15,945,600.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,644,007.56	Total Expenses/Reimbursements	21,795.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	262,594.66	Interest Distribution	3,199,276.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,644,007.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	262,594.66
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	262,594.66	Total Payments to Certificateholders and Others	20,105,878.47
Total Funds Collected	20,141,196.21	Total Funds Distributed	20,141,196.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	797,376,369.87	797,376,369.87	Beginning Certificate Balance	797,376,369.31
(-) Scheduled Principal Collections	698,407.56	698,407.56	(-) Principal Distributions	16,644,007.56
(-) Unscheduled Principal Collections	15,945,600.00	15,945,600.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	780,732,362.31	780,732,362.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	797,762,471.09	797,762,471.09	Ending Certificate Balance	780,732,361.75
Ending Actual Collateral Balance	780,985,687.12	780,985,687.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP
10,000,000 or less	29	186,533,218.72	23.89%	30	4.9924	2.199760	1.40 or less	10	149,034,157.76	19.09%	29	4.8901	0.828354
10,000,001 to 20,000,000	16	211,690,168.30	27.11%	29	4.7561	1.823443	1.41 to 1.60	9	157,409,835.42	20.16%	29	4.8366	1.532347
20,000,001 to 30,000,000	4	102,055,787.33	13.07%	30	4.9376	1.821201	1.61 to 1.80	13	174,498,250.64	22.35%	30	5.0768	1.692774
30,000,001 to 40,000,000	5	174,464,215.90	22.35%	30	4.8954	1.323457	1.81 to 2.00	2	18,041,615.29	2.31%	30	4.8838	1.870725
40,000,001 to 55,000,000	1	41,200,000.00	5.28%	30	4.6320	1.593500	2.01 to 2.20	5	40,707,991.89	5.21%	29	4.9246	2.113594
55,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	16	176,251,539.25	22.58%	30	4.6656	2.830664
Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736	Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	64,788,972.06	8.30%	30	4.9744	NAP	Utah	1	6,500,000.00	0.83%	29	4.7800	2.447500
Alabama	1	5,775,843.84	0.74%	29	4.3150	2.378100	Virginia	2	70,093,293.15	8.98%	30	4.7478	1.437313
Arizona	5	16,393,033.13	2.10%	29	4.5753	2.707091	Wisconsin	2	15,187,271.78	1.95%	30	4.6788	1.527090
California	12	144,134,092.05	18.46%	30	4.9351	2.072001	Totals	113	780,732,362.31	100.00%	30	4.8790	1.793736
Colorado	3	12,482,677.62	1.60%	30	4.7925	2.789376
									Property Type³
Connecticut	1	11,516,550.82	1.48%	30	4.4500	1.502700
Florida	8	98,345,415.87	12.60%	30	5.1401	2.109387		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	4,537,276.10	0.58%	29	4.5410	0.653900		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	53,304,342.16	6.83%	30	4.8644	1.207730	Defeased	28	64,788,972.06	8.30%	30	4.9744	NAP
Indiana	1	1,862,072.00	0.24%	29	4.5410	0.653900	Industrial	7	70,411,681.29	9.02%	29	4.6913	2.111136
Kansas	1	14,353,093.64	1.84%	30	5.0800	0.251000	Lodging	8	126,954,347.59	16.26%	30	5.1087	1.971196
Kentucky	1	5,230,482.24	0.67%	28	4.9800	1.099100	Mixed Use	8	50,958,620.50	6.53%	29	4.9741	1.399769
Massachusetts	1	13,797,556.95	1.77%	26	4.9200	1.471100	Mobile Home Park	1	5,000,000.00	0.64%	28	4.5500	4.955000
Michigan	2	6,463,926.45	0.83%	29	5.2881	1.765956	Multi-Family	4	69,725,413.27	8.93%	29	4.6998	2.126493
Minnesota	1	2,366,213.76	0.30%	29	4.5410	0.653900	Office	43	216,590,016.54	27.74%	30	4.7509	1.540387
Mississippi	1	566,046.11	0.07%	30	4.6100	1.733600	Retail	12	150,389,409.07	19.26%	30	5.0195	1.794743
Nevada	2	6,921,058.11	0.89%	29	4.6798	2.266173	Self Storage	2	11,416,301.97	1.46%	30	5.0485	2.118929
New Jersey	1	28,000,000.00	3.59%	30	4.6920	2.351100	Totals	113	780,732,362.31	100.00%	30	4.8790	1.793736
New York	7	49,266,271.54	6.31%	29	4.7336	2.055762
North Carolina	3	9,112,974.76	1.17%	29	5.0687	1.306514
Ohio	1	3,566,409.60	0.46%	29	4.3150	2.378100
Pennsylvania	3	67,484,242.97	8.64%	29	4.7879	1.808268
South Carolina	1	5,321,493.46	0.68%	30	5.2730	1.611000
Tennessee	3	3,391,379.55	0.43%	29	4.5749	1.184788
Texas	11	45,472,772.57	5.82%	30	5.1377	1.426629

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP
	4.4999% or less	8	84,461,750.82	10.82%	30	4.3171	2.677205	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	24	347,428,775.52	44.50%	29	4.7350	1.656829	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	23	284,052,863.91	36.38%	30	5.2004	1.679244	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	55	715,943,390.25	91.70%	30	4.8703	1.786099
								Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP
	60 months or less	55	715,943,390.25	91.70%	30	4.8703	1.786099	Interest Only	24	374,101,532.02	47.92%	30	4.7263	2.012595
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	31	341,841,858.23	43.78%	30	5.0280	1.538227
	Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	64,788,972.06	8.30%	30	4.9744	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	46,295,430.68	5.93%	29	4.7654	1.773621	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	634,744,883.25	81.30%	30	4.8786	1.830916	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	34,903,076.32	4.47%	30	4.8600	0.987600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	780,732,362.31	100.00%	30	4.8790	1.793736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801771	Various Various		Various	Actual/360	4.315%	80,799.81	7,972,800.00	0.00	N/A	05/01/28	--	22,470,400.00	14,497,600.00	12/01/25
1A	310831001				Actual/360	4.315%	80,799.81	7,972,800.00	0.00	N/A	05/01/28	--	22,470,400.00	14,497,600.00	12/01/25
3	453011906	MF	Philadelphia	PA	Actual/360	4.713%	137,456.67	0.00	0.00	N/A	05/01/28	--	35,000,000.00	35,000,000.00	12/01/25
4	310831004	OF	Various	Various	Actual/360	4.541%	123,047.22	0.00	0.00	N/A	05/01/28	--	32,516,332.02	32,516,332.02	12/01/25
5	695101011	OF	Richmond	VA	Actual/360	4.632%	159,032.00	0.00	0.00	06/06/28	06/06/29	--	41,200,000.00	41,200,000.00	12/06/25
6	1750427	RT	Chino Hills	CA	Actual/360	5.175%	172,500.00	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	12/01/25
7	304102264	OF	Westchester	IL	Actual/360	4.860%	141,639.66	69,679.59	0.00	N/A	06/06/28	--	34,972,755.91	34,903,076.32	09/06/25
8	695101004	LO	Key Largo	FL	Actual/360	5.144%	137,594.25	53,385.57	0.00	N/A	06/06/28	--	32,098,193.13	32,044,807.56	12/06/25
10	300801780	LO	Herndon	VA	Actual/360	4.913%	118,461.79	40,993.36	0.00	N/A	06/01/28	--	28,934,286.51	28,893,293.15	12/01/25
11	301741298	LO	Orlando	FL	Actual/360	5.201%	36,497.76	22,025.55	0.00	N/A	06/06/28	--	8,420,940.89	8,398,915.34	12/06/25
12	301741282	IN	Cherry Hill	NJ	Actual/360	4.692%	109,480.00	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	12/06/25
13	310831013	RT	Santa Maria	CA	Actual/360	5.120%	100,726.67	45,320.19	0.00	N/A	06/01/28	--	23,607,814.37	23,562,494.18	12/01/25
15	301741285	OF	Burbank	CA	Actual/360	5.090%	91,620.00	0.00	0.00	N/A	06/06/28	--	21,600,000.00	21,600,000.00	12/06/25
16	310831016	SS	Various	MI	Actual/360	4.490%	70,343.33	0.00	0.00	N/A	05/01/28	--	18,800,000.00	18,800,000.00	12/01/25
17	310831017	MH	Various	KY	Actual/360	5.620%	76,862.02	29,288.35	0.00	N/A	06/01/28	--	16,411,818.32	16,382,529.97	12/01/25
18	301831019	IN	Beverly	MA	Actual/360	4.920%	56,741.56	41,847.99	0.00	N/A	02/01/28	--	13,839,404.94	13,797,556.95	12/01/25
19	301741278	RT	Abington Township	PA	Actual/360	5.020%	70,489.17	0.00	0.00	N/A	06/06/28	--	16,850,000.00	16,850,000.00	12/06/25
21	301831021	RT	Wichita	KS	Actual/360	5.080%	60,856.97	22,568.14	0.00	N/A	06/01/28	--	14,375,661.78	14,353,093.64	12/01/25
22	301741286	OF	Boca Raton	FL	Actual/360	5.370%	62,812.42	22,535.66	0.00	N/A	06/06/28	--	14,036,294.50	14,013,758.84	12/06/25
23	301831023	OF	New York	NY	Actual/360	4.073%	50,912.50	0.00	0.00	06/01/28	06/01/29	--	15,000,000.00	15,000,000.00	12/01/25
24	301741274	MU	New York	NY	Actual/360	5.150%	62,229.17	0.00	0.00	N/A	05/06/28	--	14,500,000.00	14,500,000.00	12/06/25
25	1852647	LO	Buena Park	CA	Actual/360	4.520%	45,728.83	25,373.58	0.00	N/A	06/01/28	--	12,140,397.49	12,115,023.91	12/01/25
26	304102052	RT	Davie	FL	Actual/360	4.810%	47,255.42	23,656.03	0.00	N/A	06/06/28	--	11,789,294.54	11,765,638.51	12/06/25
27	310831027	OF	Various	Various	Actual/360	4.610%	46,028.24	17,870.41	0.00	N/A	06/01/28	--	11,981,321.30	11,963,450.89	12/01/25
28	1852540	MU	Greenwich	CT	Actual/360	4.450%	42,772.75	17,673.50	0.00	N/A	06/01/28	--	11,534,224.32	11,516,550.82	12/01/25
30	301741270	MU	New York	NY	Actual/360	5.340%	48,950.00	0.00	0.00	N/A	04/06/28	--	11,000,000.00	11,000,000.00	12/06/21
31	304102051	IN	Neenah	WI	Actual/360	4.740%	41,614.31	15,372.35	0.00	N/A	06/06/28	--	10,535,267.09	10,519,894.74	12/06/25
32	1852411	MF	Delaware	OH	Actual/360	4.925%	40,909.37	16,041.09	0.00	N/A	06/01/28	--	9,967,765.08	9,951,723.99	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	301741266	OF	Los Angeles	CA	Actual/360	4.685%	40,212.92	0.00	0.00	N/A	04/06/28	--	10,300,000.00	10,300,000.00	12/06/25
34	1852278	RT	Santa Ana	CA	Actual/360	4.490%	37,416.67	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	12/01/25
35	300801785	LO	New Braunfels	TX	Actual/360	5.652%	41,925.92	15,810.30	0.00	N/A	06/01/28	--	8,901,468.25	8,885,657.95	12/01/25
36	300801784	LO	Harlingen	TX	Actual/360	5.623%	37,516.13	14,281.58	0.00	N/A	06/01/28	--	8,006,286.89	7,992,005.31	12/01/25
37	695101010	OF	Houston	TX	Actual/360	5.075%	33,568.63	13,805.15	0.00	N/A	06/06/28	--	7,937,411.15	7,923,606.00	12/06/25
38	1751515	MF	El Cajon	CA	Actual/360	4.335%	28,900.00	0.00	0.00	N/A	05/01/28	--	8,000,000.00	8,000,000.00	12/01/25
39	695101017	OF	Tallahassee	FL	Actual/360	5.103%	27,931.26	19,317.28	0.00	N/A	03/06/28	--	6,568,197.60	6,548,880.32	12/06/25
40	695101015	RT	Tulare	CA	Actual/360	5.085%	31,917.20	10,361.02	0.00	N/A	06/06/28	--	7,532,081.57	7,521,720.55	12/06/25
41	300801777	MF	Lisle	IL	Actual/360	5.220%	32,126.44	9,975.11	0.00	N/A	05/01/28	--	7,385,388.38	7,375,413.27	12/01/25
42	300801791	RT	Mesa	AZ	Actual/360	4.610%	28,774.08	0.00	0.00	N/A	06/01/28	--	7,490,000.00	7,490,000.00	12/01/25
43	695100991	LO	Mooresville	NC	Actual/360	5.270%	29,023.72	12,484.51	0.00	N/A	05/06/28	--	6,608,815.98	6,596,331.47	12/06/25
44	310831044	SS	Denver	CO	Actual/360	4.920%	30,545.00	0.00	0.00	N/A	06/01/28	--	7,450,000.00	7,450,000.00	12/01/25
45	695101012	Various Stockton		CA	Actual/360	4.965%	27,149.19	10,492.61	0.00	N/A	06/06/28	--	6,561,736.66	6,551,244.05	12/06/25
46	301831046	IN	Hempstead	NY	Actual/360	4.350%	23,925.00	0.00	0.00	N/A	07/01/28	--	6,600,000.00	6,600,000.00	12/01/25
47	301741268	OF	Park City	UT	Actual/360	4.780%	25,891.67	0.00	0.00	05/06/28	05/06/38	--	6,500,000.00	6,500,000.00	12/06/25
48	300801754	LO	Lexington	KY	Actual/360	4.980%	21,749.60	10,386.40	0.00	N/A	04/01/28	--	5,240,868.64	5,230,482.24	12/01/25
49	1852240	IN	Chicago	IL	Actual/360	4.850%	21,858.51	8,853.15	0.00	N/A	05/01/28	--	5,408,291.71	5,399,438.56	12/01/25
50	300801786	RT	Easley	SC	Actual/360	5.273%	23,421.71	8,688.78	0.00	N/A	06/01/28	--	5,330,182.24	5,321,493.46	12/01/25
51	695100988	MU	Houston	TX	Actual/360	4.934%	19,731.16	9,572.58	0.00	N/A	04/06/28	--	4,798,823.77	4,789,251.19	12/06/25
52	695101000	MF	Various	IL	Actual/360	4.920%	22,140.00	0.00	0.00	N/A	06/06/28	--	5,400,000.00	5,400,000.00	12/06/25
53	695100995	RT	Farmington	MI	Actual/360	5.528%	22,029.02	7,017.88	0.00	N/A	05/06/28	--	4,781,986.61	4,774,968.73	12/06/25
54	301831054	MH	San Luis	AZ	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	12/01/25
55	695100993	MU	Las Vegas	NV	Actual/360	4.903%	17,579.95	8,567.32	0.00	N/A	05/06/28	--	4,302,660.31	4,294,092.99	12/06/25
56	695101002	RT	Tallahassee	FL	Actual/360	4.745%	18,782.29	0.00	0.00	N/A	06/06/28	--	4,750,000.00	4,750,000.00	12/06/25
57	304102035	SS	Houston	TX	Actual/360	4.540%	17,781.67	0.00	0.00	N/A	05/06/28	--	4,700,000.00	4,700,000.00	12/06/25
58	695101016	SS	Houston	TX	Actual/360	5.290%	17,517.59	7,443.18	0.00	N/A	06/06/28	--	3,973,745.15	3,966,301.97	12/06/25
59	1852451	MF	Houston	TX	Actual/360	4.340%	15,732.50	0.00	0.00	N/A	05/01/28	--	4,350,000.00	4,350,000.00	12/01/25
60	304102043	OF	Plantation	FL	Actual/360	5.420%	18,209.28	5,990.25	0.00	N/A	06/06/28	--	4,031,574.89	4,025,584.64	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	301831061	RT	Fort Collins	CO	Actual/360	4.620%	15,400.00	0.00	0.00	N/A	06/06/28	--	4,000,000.00	4,000,000.00	12/06/25
62	1852897	IN	Houston	TX	Actual/360	5.260%	12,443.55	4,970.38	0.00	N/A	06/01/28	--	2,838,831.79	2,833,861.41	12/01/25
63	1853020	SS	Fort Walton Beach	FL	Actual/360	4.920%	8,615.49	4,151.14	0.00	N/A	06/01/28	--	2,101,339.89	2,097,188.75	12/01/25
64	695100994	RT	Las Vegas	NV	Actual/360	4.903%	7,585.26	3,696.56	0.00	N/A	05/06/28	--	1,856,477.46	1,852,780.90	12/06/25
65	1852900	IN	Houston	TX	Actual/360	5.260%	6,857.78	2,739.23	0.00	N/A	06/01/28	--	1,564,511.74	1,561,772.51	12/01/25
66	1852899	IN	Houston	TX	Actual/360	5.260%	5,309.25	2,120.69	0.00	N/A	06/01/28	--	1,211,235.22	1,209,114.53	12/01/25
11A	301741299				Actual/360	5.201%	36,497.76	22,025.55	0.00	N/A	06/06/28	--	8,420,940.89	8,398,915.34	12/06/25
11B	301741300				Actual/360	5.201%	36,497.76	22,025.55	0.00	N/A	06/06/28	--	8,420,940.89	8,398,915.34	12/06/25
3A	453011907				Actual/360	4.713%	58,910.00	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	12/01/25
Totals							3,234,593.99	16,644,007.56	0.00				797,376,369.87	780,732,362.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,397,384.49	20,476,970.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,391,439.61	6,343,676.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,112,692.00	6,610,205.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,322,175.65	2,665,070.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,166,812.70	4,861,946.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,443,656.27	8,188,545.85	07/01/23	06/30/24	--	0.00	0.00	210,906.28	633,514.89	0.00	0.00
8	11,907,811.68	12,065,815.40	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,515,391.53	2,787,313.70	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	6,263.25	0.00
11	12,465,130.00	17,422,323.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,211,938.30	2,581,713.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,517,081.00	2,055,492.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,360,400.21	1,998,377.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	6,033,884.00	4,287,966.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,811,812.30	1,788,084.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	467,859.17	184,384.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,230,371.81	469,543.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	20,985,676.17	22,442,623.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,359,329.86	654,050.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,381,603.35	3,001,795.27	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,387,818.20	1,170,518.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	997,883.00	676,052.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,158,781.45	878,750.62	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	325,874.25	01/01/25	03/31/25	09/11/25	1,453,266.22	344,530.01	42,359.13	2,169,692.28	0.00	0.00
31	1,595,529.40	1,088,076.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	604,664.40	610,231.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	851,704.64	878,157.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,346,990.08	1,224,123.47	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,369,685.95	1,470,090.25	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	907,434.00	253,933.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	2,060,843.63	1,596,423.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	5,482,145.00	4,234,466.84	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	976,096.76	762,813.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	988,150.12	870,892.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	856,247.33	637,225.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	883,100.30	875,364.84	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	952,115.00	666,024.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	715,807.00	368,648.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,044,064.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	761,983.30	583,342.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	592,656.72	500,529.24	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	559,293.10	236,722.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	627,904.48	492,213.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	478,944.07	358,640.91	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	573,644.48	506,367.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	867,430.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	712,999.63	538,093.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	659,169.68	528,434.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	507,265.20	250,126.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	352,218.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	212,845.52	0.00	--	--	10/14/25	500,126.36	20,889.25	21,895.10	199,008.51	69,313.86	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	800,494.00	599,715.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	174,100,929.23	144,935,178.95				1,953,392.58	365,419.26	275,160.51	3,002,215.68	75,577.11	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	300801771	7,972,800.00	Curtailment w/ yield maintenance	0.00	131,297.33
1A	310831001	7,972,800.00	Curtailment w/ yield maintenance	0.00	131,297.33
Totals		15,945,600.00		0.00	262,594.66
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	1	34,903,076.32	2	15,025,584.64	1	11,000,000.00	0	0.00	0	0.00	2	15,945,600.00	0	0.00	4.878981%	4.842516%	30
11/18/25	0	0.00	0	0.00	3	50,004,330.80	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.867855%	4.831827%	31
10/20/25	0	0.00	0	0.00	3	50,074,376.62	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.876980%	4.837020%	31
09/17/25	0	0.00	1	35,106,581.06	2	15,042,872.38	1	11,000,000.00	0	0.00	0	0.00	2	35,059,200.00	0	0.00	4.877146%	4.837173%	32
08/15/25	0	0.00	1	35,170,710.88	2	15,048,178.16	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854062%	4.815144%	33
07/17/25	1	35,234,573.44	0	0.00	2	15,053,459.29	1	11,000,000.00	0	0.00	0	0.00	1	3,887,629.39	0	0.00	4.854225%	4.815294%	34
06/17/25	1	35,302,915.88	0	0.00	2	15,059,324.21	1	11,000,000.00	0	0.00	0	0.00	0	0.00	1	23,994,872.80	4.852974%	4.814098%	35
05/16/25	0	0.00	0	0.00	4	53,170,713.33	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870553%	4.825503%	35
04/17/25	0	0.00	1	4,070,368.60	3	49,162,873.54	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870731%	4.826823%	36
03/17/25	1	4,075,546.65	0	0.00	3	49,213,568.96	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870892%	4.826971%	37
02/18/25	0	0.00	1	24,121,564.13	2	25,159,778.06	1	11,000,000.00	0	0.00	0	0.00	1	7,586,635.88	0	0.00	4.871100%	4.827161%	38
01/17/25	1	24,149,189.28	1	14,182,295.32	1	11,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868440%	4.824659%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	304102264	09/06/25	2	2	210,906.28	633,514.89	0.00	35,106,581.06	09/10/24	2
30	301741270	12/06/21	47	6	42,359.13	2,169,692.28	0.00	11,000,000.00	12/17/20	7		12/02/23
60	304102043	03/06/25	8	6	21,895.10	199,008.51	84,637.38	4,075,546.65	04/16/25	13
Totals					275,160.51	3,002,215.68	84,637.38	50,182,127.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		718,032,362	668,103,701	38,928,661		11,000,000
37 - 48 Months		56,200,000	56,200,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,500,000	6,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	780,732,362	730,803,701	0	34,903,076	4,025,585	11,000,000
Nov-25	797,376,370	747,372,039	0	0	39,004,331	11,000,000
Oct-25	811,981,740	747,944,487	0	0	53,037,253	11,000,000
Sep-25	812,700,036	748,562,195	0	35,106,581	18,031,260	11,000,000
Aug-25	848,419,254	784,188,669	0	35,170,711	18,059,875	11,000,000
Jul-25	849,076,407	784,753,476	35,234,573	0	18,088,358	11,000,000
Jun-25	853,673,779	789,251,451	35,302,916	0	18,119,412	11,000,000
May-25	878,348,090	825,177,377	0	0	42,170,713	11,000,000
Apr-25	879,083,853	825,850,610	0	4,070,369	38,162,874	11,000,000
Mar-25	879,757,124	826,468,009	4,075,547	0	38,213,569	11,000,000
Feb-25	880,605,957	831,324,615	0	24,121,564	14,159,778	11,000,000
Jan-25	888,859,230	839,527,745	24,149,189	14,182,295	0	11,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	304102264	34,903,076.32	35,106,581.06	41,000,000.00	05/27/25	6,198,503.85	0.98760	06/30/24	06/06/28	269
30	301741270	11,000,000.00	11,000,000.00	50,900,000.00	08/01/25	322,331.25	0.58080	03/31/25	04/06/28	I/O
60	304102043	4,025,584.64	4,075,546.65	4,150,000.00	07/15/25	152,748.52	0.52600	12/31/24	06/06/28	270
Totals		49,928,660.96	50,182,127.71	96,050,000.00		6,673,583.62

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	304102264	OF	IL	09/10/24	2

The loan transferred to Special Servicing effective 9/10/2024 for imminent non-monetary default. The subject is a 1,156,393 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in

2016. As o f November 2025, the subject is 57.0% leased, down from 64.9% leased in Q1-2025. This is compared to YE 2024 and YE 2023 leased occupancies of 61.8% and 67.1%, respectively. The decrease in occupancy from Q1-25 is due to the Property's former largest tenant, signing an amendment to reduce their footprint by nearly 65%, while extending the term on their remaining premises by 7.5 years. A site inspection was completed in October 2025 and reported the Property is in fair condition with no observed material deferred maintenance, but some R&M items have been put on hold. One of three pari passu loans. The loans are cash managed. Following a monetary default by the Borrower, the SS commenced the exercise of remedies, including filing for foreclosure. The SS is in the process of filing for receivership as well.
30	301741270	MU	NY	12/17/20	7

The Loan transferred on 12/17/2020 due to payment default stemming from the COVID-19 pandemic. An order appointing a receiver was entered by court on 1/25/2023. Foreclosure sale completed 7/24/25. Lender was the successful bidder. As of 11/30/25, Special Servicer is currently preparing its Business Plan, placeholder resolution date of 6/30/26 is used until the business plan is finalized.

60	304102043	OF	FL	04/16/25	13

The Loan transferred to SS on 4/16/25 as the loan is 60+ days delinquent. The collateral consists of 2 non-adjacent medical office buildings totaling 34,386 sf located 30 miles NW of downtown Miami and ~15 miles west of Fort Lauderdale.

Collateral is located within two miles of Westside Regional Medical Center (224 beds) and four miles from Plantation General Hospital (264 beds). 7390 Plantation is a 14,713 SF property, it is currently 91% occupied as of Feb 2025. 7500

Plantation is a 20,112 SF property, it is currently 74% occupied as of Feb 2025. The Borrower does not intend on funding any shortfalls going forward. The Lender will dual track foreclosure proceedings with Borrower discussions. The Property is being marketing for sale by the Borrower.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	1750427	0.00	5.17500%	0.00	5.17500%	8	06/01/20	06/01/20	--
6	1750427	0.00	5.17500%	0.00	5.17500%	8	10/29/20	06/01/20	07/11/20
8	695101004	34,959,053.51	5.14400%	34,959,053.51	5.14400%	10	07/01/20	05/06/20	08/11/20
10	300801780	30,000,000.00	4.91300%	30,000,000.00	4.91300%	10	07/21/20	08/06/20	08/11/20
21	301831021	0.00	5.08000%	0.00	5.08000%	10	08/13/20	08/01/20	09/11/20
28	1852540	12,000,000.00	4.45000%	12,000,000.00	4.45000%	10	05/28/20	06/01/20	06/11/20
43	695100991	7,278,291.49	5.27000%	7,278,291.49	5.27000%	10	07/21/20	07/06/20	08/11/20
48	300801754	5,804,093.85	4.98000%	5,804,093.85	4.98000%	10	07/16/20	08/01/20	08/11/20
Totals		90,041,438.85		90,041,438.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695101013 06/17/25	24,023,094.06	42,000,000.00	26,073,672.60	2,050,578.54	26,073,672.60	24,023,094.06	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		24,023,094.06	42,000,000.00	26,073,672.60	2,050,578.54	26,073,672.60	24,023,094.06	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	695101013	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	7,285.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	2,291.67	0.00	0.00	6,460.98	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	3,500.00	0.00	0.00	2,256.82	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,077.66	0.00	0.00	8,717.80	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,795.46

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29